UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Priority Capital Advisors, LLC
Address:  117 South 14th Street
          Suite 205
          Richmond, VA  23219

Form 13F File Number: 28-11824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John G. Davenport
Title:    President
Phone:    804-343-1161

Signature, Place, and Date of Signing:


     /s/  John G. Davenport     Richmond, VA     July 10, 2009


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $147,356
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE

                              TITLE OF                 VALUE   SHRS OR   SH/  PUT/  INVESTMENT       OTHER      VOTING
ISSUER                           CLASS       CUSIP  (X$1000)   PRN AMT   PRN  CALL  DISCRETION    MANAGERS   AUTHORITY

ABBOTT LABORATORIES                COM    002824100    4,704   100,000    SH              SOLE         N/A        SOLE
ACCENTURE LTD                     CL A    G1150G111    3,346   100,000    SH              SOLE         N/A        SOLE
ADVANCE AUTO PARTS INC             COM    00751Y106    1,867    45,000    SH              SOLE         N/A        SOLE
AMDOCS LIMITED                     ORD    G02602103    4,076   190,000    SH              SOLE         N/A        SOLE
ANNALY CAP MGMT INC                COM    035710409    1,817   120,000    SH              SOLE         N/A        SOLE
AUTOZONE INC                       COM    053332102    1,209     8,000    SH              SOLE         N/A        SOLE
BANK OF NEW YORK MELLON CORP       COM    064058100    2,198    75,000    SH              SOLE         N/A        SOLE
BERKSHIRE HATHAWAY INC            CL B    084670207    2,896     1,000    SH              SOLE         N/A        SOLE
BROADRIDGE FINL SOLUTIONS IN       COM    11133T103    1,990   120,000    SH              SOLE         N/A        SOLE
CHEVRONTEXACO CORP                 COM    166764100    2,981    45,000    SH              SOLE         N/A        SOLE
COCA COLA CO                       COM    191216100    3,359    70,000    SH              SOLE         N/A        SOLE
CONOCOPHILLIPS                     COM    20825C104    2,103    50,000    SH              SOLE         N/A        SOLE
COVIDIEN PLC                       SHS    G2554F105    3,557    95,000    SH              SOLE         N/A        SOLE
CVS CORP                           COM    126650100    5,737   180,000    SH              SOLE         N/A        SOLE
DAVITA INC                         COM    23918K108    2,305    46,600    SH              SOLE         N/A        SOLE
DIAGEO PLC                         ADR    25243Q205    4,580    80,000    SH              SOLE         N/A        SOLE
GENERAL DYNAMICS CORP              COM    369550108    4,985    90,000    SH              SOLE         N/A        SOLE
GILDAN ACTIVEWEAR INC              COM    375916103    1,332    90,000    SH              SOLE         N/A        SOLE
HEWLETT PACKARD CO                 COM    428236103    5,025   130,000    SH              SOLE         N/A        SOLE
HOSPIRA INC                        COM    441060100    3,082    80,000    SH              SOLE         N/A        SOLE
ITT CORP                           COM    450911102    2,003    45,000    SH              SOLE         N/A        SOLE
JPMORGAN & CHASE & CO              COM    46625H100    3,582   105,000    SH              SOLE         N/A        SOLE
KROGER CO                          COM    501044101    1,985    90,000    SH              SOLE         N/A        SOLE
LIFE TECHNOLOGIES CORP             COM    53217V109    4,798   115,000    SH              SOLE         N/A        SOLE
LKQ CORP                           COM    501889208    1,152    70,000    SH              SOLE         N/A        SOLE
LUBRIZOL CORP                      COM    549271104    5,204   110,000    SH              SOLE         N/A        SOLE
MEDCOHEALTH SOLUTIONS INC          COM    58405U102    2,737    60,000    SH              SOLE         N/A        SOLE
METLIFE INC                        COM    59156R108    1,050    35,000    SH              SOLE         N/A        SOLE
MICROSOFT CORP                     COM    594918104    5,111   215,000    SH              SOLE         N/A        SOLE
NALCO CHEMICAL CO                  COM    62985Q101    2,863   170,000    SH              SOLE         N/A        SOLE
NESTLE SA                          ADR    641069406    5,268   140,000    SH              SOLE         N/A        SOLE
NOVARTIS AG                        ADR    66987V109    2,651    65,000    SH              SOLE         N/A        SOLE
OMNICOM GROUP INC                  COM    681919106    1,895    60,000    SH              SOLE         N/A        SOLE
ORACLE SYSTEMS CORP                COM    68389X105    4,303   200,900    SH              SOLE         N/A        SOLE
PEPSICO INC                        COM    713448108    3,023    55,000    SH              SOLE         N/A        SOLE
PFIZER INC                         COM    717081103    6,600   440,000    SH              SOLE         N/A        SOLE
PNC FINL SVCS GROUP INC            COM    693475105      970    25,000    SH              SOLE         N/A        SOLE
RPM INTL INC                       COM    749685103    3,229   230,000    SH              SOLE         N/A        SOLE
SPARTAN STORES INC                 COM    846822104      850    68,460    SH              SOLE         N/A        SOLE
THERMO ELECTRON CORP               COM    883556102    2,854    70,000    SH              SOLE         N/A        SOLE
TRAVELERS COMPANIES INC            COM    89417E109    5,335   130,000    SH              SOLE         N/A        SOLE
TYCO ELECTRONICS LTD               COM    G9144P105    1,550    83,400    SH              SOLE         N/A        SOLE
TYCO INTERNATIONAL LTD             SHS    H89128104    5,326   205,000    SH              SOLE         N/A        SOLE
UNITED TECHNOLOGIES CORP           COM    913017109    4,676    90,000    SH              SOLE         N/A        SOLE
V F CORP                           COM    918204108    2,159    39,000    SH              SOLE         N/A        SOLE
WELLS FARGO & CO NEW               COM    949746101    3,033   125,000    SH              SOLE         N/A        SOLE

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